Segment Information	12 Months Ended
Dec. 31, 2011
Notes To Financial Statements [Abstract]
Segment Information
SEGMENT INFORMATION

A.     Description of segments
Our segment data is based on disclosure requirements of accounting guidance on segment reporting, which requires that financial information be reported on the basis that is used internally for measuring segment performance. Internally, we report information for operating segments based on management responsibility. Our operating segments offer primarily the same types of services within each of the respective segments. The operating segments are as follows:

•	North America: We have offices in the United States and Canada that serve local dealers and customers.

•
Europe and Caterpillar Power Finance: This segment includes our offices that serve dealers and customers in Europe, Africa, Middle East and the Commonwealth of Independent States.  This segment also includes Caterpillar Power Finance (CPF), which finances marine vessels with Caterpillar engines worldwide and also provides debt financing for Caterpillar electrical power generation, gas compression and co-generation systems, as well as non-Caterpillar equipment that is powered by these systems worldwide.

•	Asia/Pacific: This segment includes offices in Australia, China, Japan, South Korea and Southeast Asia that serve local dealers and customers.

•	Latin America: We have offices in Brazil, Mexico and Chile that serve local dealers and customers in Central and South America.

•	Mining: This segment includes large mining customers worldwide. This segment also provides project financing in various countries.
To align with changes in our executive management responsibilities at Cat Financial, our management reporting structure was updated effective January 1, 2012. Prior year data has been revised to conform to the 2012 presentation.
B.     Measurement and reconciliations
Debt and other expenses are allocated to operating segments based on their respective portfolios. The related Interest expense is calculated based on the amount of allocated debt and the rates associated with that debt. The Provision for credit losses included in each segment's profit is based on each segment's share of the Company's Allowance for credit losses.
Reconciling items are created based on accounting differences between segment reporting and our consolidated external reporting. For the reconciliation of profit before income taxes, we have grouped the reconciling items as follows:

•
Unallocated:  This item is related to corporate requirements and strategies that are considered to be for the benefit of the entire organization. Also included are the consolidated results of the special purpose corporation (see Note 9 for additional information) and other miscellaneous items.

•	Timing: Timing differences in the recognition of costs between segment reporting and consolidated external reporting.

•	Methodology: Methodology differences between our segment reporting and our external reporting are as follows:

◦	Segment assets include other managed assets for which we typically maintain servicing responsibilities.

◦	Interest expense includes realized forward points on foreign currency forward contracts, with the mark-to-market elements of the forward exchange contracts included as a methodology difference.

◦	The profit attributable to noncontrolling interests is considered a component of segment profit.

As noted above, the segment information is presented on a management-reporting basis. Unlike financial reporting, there is no authoritative guidance for management reporting equivalent to U.S. GAAP.
Supplemental segment data and reconciliations to consolidated external reporting for the years ended December 31,

(Millions of dollars) 2011	Revenues	Segment Profit	Interest Expense	Depreciation on equipment leased to others	Provision for credit losses	Segment Assets at December 31, 2011	Capital expenditures
North America	$966	$221	$314	$276	$34	$11,177	$530
Europe and CPF	502	53	148	89	105	6,601	118
Asia/Pacific	333	111	130	16	28	4,557	42
Latin America	350	110	128	47	17	3,947	175
Mining	446	76	87	260	3	2,645	321
Total Segments	2,597	571	807	688	187	28,927	1,186
Unallocated	70	(55)	22	2	2	1,350	3
Timing	(22)	(6)	12	—	(13)	67	1
Methodology	—	(6)	(14)	—	—	15	—
Inter-segment Eliminations	—	—	—	—	—	(247)	—
Total	$2,645	$504	$827	$690	$176	$30,112	$1,190

(Millions of dollars) 2010	Revenues	Segment Profit	Interest Expense	Depreciation on equipment leased to others	Provision for credit losses	Segment Assets at December 31, 2010	Capital expenditures
North America	$985	$46	$380	$302	$120	$11,111	$512
Europe and CPF	498	79	182	92	50	6,884	120
Asia/Pacific	441	96	138	133	25	4,315	21
Latin America	297	101	121	29	9	3,391	109
Mining	252	48	62	131	(3)	1,523	156
Total Segments	2,473	370	883	687	201	27,224	918
Unallocated	104	(19)	28	3	—	1,617	40
Timing	(25)	(31)	14	—	12	113	1
Methodology	—	9	(8)	—	—	(21)	—
Inter-segment Eliminations	—	—	—	—	—	(181)	—
Total	$2,552	$329	$917	$690	$213	$28,752	$959

2009	Revenues	Segment Profit	Interest Expense	Depreciation on equipment leased to others	Provision for credit losses	Segment Assets at December 31, 2009	Capital expenditures
North America	$1,080	$31	$429	$347	$139	$11,727	$475
Europe and CPF	591	73	229	106	73	8,176	97
Asia/Pacific	412	101	143	121	(10)	3,870	5
Latin America	276	85	136	22	5	3,101	78
Mining	233	29	68	114	10	1,842	256
Total Segments	2,592	319	1,005	710	217	28,716	911
Unallocated	144	(16)	72	3	12	2,801	63
Timing	(22)	16	—	—	2	67	2
Methodology	—	1	(29)	—	—	(577)	—
Inter-segment Eliminations	—	—	—	—	—	(359)	—
Total	$2,714	$320	$1,048	$713	$231	$30,648	$976

Inside and outside the United States:

(Millions of dollars)	2011	2010	2009
Revenue
Inside U.S.	$1,112	$1,138	$1,338
Inside Canada	374	362	348
Inside Australia	259	222	188
All other	900	830	840
Total	$2,645	$2,552	$2,714

Equipment on Operating Leases and Non-Leased Equipment (included in Other Assets), Net	2011	2010	2009
Inside U.S.	$986	$1,044	$1,246
Inside Canada	771	818	901
Inside Australia	314	343	325
All other	592	567	604
Total	$2,663	$2,772	$3,076